Equity share capital and share premium	12 Months Ended
Dec. 31, 2022
Equity share capital and share premium
Equity share capital and share premium

17.  Equity share capital and share premium

Issued and fully paid shares:

	Total shares (par value €0.01)	Share capital	Share premium
	(million)	$'m	$'m
At December 31, 2020	–	–	–
Share issuance	603	7	5,992
At December 31, 2021	603	7	5,992
Preferred shares issued *	–	260	(3)
Cancellation of ordinary shares	(6)	–	–
At December 31, 2022	597	267	5,989

The authorized share capital of the Company is set at one billion Euro and zero Cents (EUR 1,000,000,000), divided into up to one hundred billion (100,000,000,000) shares (the “Shares”) represented by Ordinary Shares and Preferred Shares.

* On July 8, 2022, the Company issued 56,306,306 non-convertible, non-voting 9% cumulative preferred shares of nominal value of €4.44 per preferred share to Ardagh for €250 million (approximately $260 million). The preferred shares are perpetual instruments with no fixed term and are only redeemable at the sole discretion of the Company. The preferred shares provide for annual cumulative dividends that may accumulate indefinitely if not declared. Redemption of the preferred shares at par plus unpaid dividends, as well as the payment of dividends on the preferred shares are entirely at the discretion of the Company, and have therefore been classified as equity. Transaction costs of $3 million related to the issuance of the preferred shares are included in share premium.

For the year ended December 31, 2022, the Company repurchased a total of 5,768,638 ordinary shares (December 31, 2021: nil ordinary shares) returning $35 million to shareholders. The amount paid to repurchase these shares was initially recognized as a deduction of equity within treasury shares, together with any directly related expense. Upon cancellation of all the repurchased ordinary shares for the year ended December 31, 2022, the amount paid to repurchase these shares was transferred to retained earnings.

There were no other material share transactions for the year ended December 31, 2022.